Taxation - Summary of Movement in Deferred Tax Assets and Liabilities (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Changes in deferred tax liability (asset) [abstract]
Deferred tax assets and liabilities at the beginning of the period	£ (5,369)	£ 1,662
Exchange adjustments	(127)	(102)
Credit/(charge) to statement of comprehensive income	(169)	201
Acquisitions/Disposals	(144)	(495)
R&D credits utilisation	(56)	(76)
Transfer of assets for sale/distribution		3,291
Deferred tax assets and liabilities at the end of the period	(5,738)	(5,369)
Credit/(charge) to income statement
Changes in deferred tax liability (asset) [abstract]
Credit/(charge) to income statement	865	888
Share option and award schemes
Changes in deferred tax liability (asset) [abstract]
Deferred tax assets and liabilities at the beginning of the period	(57)	91
Exchange adjustments	0	1
Credit/(charge) to statement of comprehensive income	5	(11)
Acquisitions/Disposals	0	0
R&D credits utilisation	0	0
Transfer of assets for sale/distribution		(2)
Deferred tax assets and liabilities at the end of the period	(74)	(57)
Share option and award schemes | Credit/(charge) to income statement
Changes in deferred tax liability (asset) [abstract]
Credit/(charge) to income statement	12	(22)
Included in Pensions and other post-employment benefits
Changes in deferred tax liability (asset) [abstract]
Deferred tax assets and liabilities at the beginning of the period	(794)	640
Exchange adjustments	(24)	64
Credit/(charge) to statement of comprehensive income	(184)	182
Acquisitions/Disposals	0	0
R&D credits utilisation	0	0
Transfer of assets for sale/distribution		(60)
Deferred tax assets and liabilities at the end of the period	(571)	(794)
Included in Pensions and other post-employment benefits | Credit/(charge) to income statement
Changes in deferred tax liability (asset) [abstract]
Credit/(charge) to income statement	(15)	(32)
Intra-group profit
Changes in deferred tax liability (asset) [abstract]
Deferred tax assets and liabilities at the beginning of the period	(1,099)	999
Exchange adjustments	(70)	(40)
Credit/(charge) to statement of comprehensive income	0	0
Acquisitions/Disposals	0	0
R&D credits utilisation	0	0
Transfer of assets for sale/distribution		(118)
Deferred tax assets and liabilities at the end of the period	(1,252)	(1,099)
Intra-group profit | Credit/(charge) to income statement
Changes in deferred tax liability (asset) [abstract]
Credit/(charge) to income statement	223	258
Contingent consideration
Changes in deferred tax liability (asset) [abstract]
Deferred tax assets and liabilities at the beginning of the period	(992)	850
Exchange adjustments	0	0
Credit/(charge) to statement of comprehensive income	0	0
Acquisitions/Disposals	0	0
R&D credits utilisation	0	0
Transfer of assets for sale/distribution		0
Deferred tax assets and liabilities at the end of the period	(921)	(992)
Contingent consideration | Credit/(charge) to income statement
Changes in deferred tax liability (asset) [abstract]
Credit/(charge) to income statement	(71)	142
Intangible assets
Changes in deferred tax liability (asset) [abstract]
Deferred tax assets and liabilities at the beginning of the period	819	(3,711)
Exchange adjustments	58	(264)
Credit/(charge) to statement of comprehensive income	0	0
Acquisitions/Disposals	(144)	(637)
R&D credits utilisation	0	0
Transfer of assets for sale/distribution		3,667
Deferred tax assets and liabilities at the end of the period	676	819
Intangible assets | Credit/(charge) to income statement
Changes in deferred tax liability (asset) [abstract]
Credit/(charge) to income statement	229	126
Accelerated capital allowances
Changes in deferred tax liability (asset) [abstract]
Deferred tax assets and liabilities at the beginning of the period	57	(211)
Exchange adjustments	11	(29)
Credit/(charge) to statement of comprehensive income	0	0
Acquisitions/Disposals	0	(1)
R&D credits utilisation	0	0
Transfer of assets for sale/distribution		62
Deferred tax assets and liabilities at the end of the period	(26)	57
Accelerated capital allowances | Credit/(charge) to income statement
Changes in deferred tax liability (asset) [abstract]
Credit/(charge) to income statement	72	122
Tax losses
Changes in deferred tax liability (asset) [abstract]
Deferred tax assets and liabilities at the beginning of the period	(1,661)	1,450
Exchange adjustments	(2)	6
Credit/(charge) to statement of comprehensive income	0	42
Acquisitions/Disposals	0	67
R&D credits utilisation	0	0
Transfer of assets for sale/distribution		(8)
Deferred tax assets and liabilities at the end of the period	(1,994)	(1,661)
Tax losses | Credit/(charge) to income statement
Changes in deferred tax liability (asset) [abstract]
Credit/(charge) to income statement	335	104
Other net temporary differences
Changes in deferred tax liability (asset) [abstract]
Deferred tax assets and liabilities at the beginning of the period	(1,642)	1,554
Exchange adjustments	(100)	160
Credit/(charge) to statement of comprehensive income	10	(12)
Acquisitions/Disposals	0	76
R&D credits utilisation	(56)	(76)
Transfer of assets for sale/distribution		(250)
Deferred tax assets and liabilities at the end of the period	(1,576)	(1,642)
Other net temporary differences | Credit/(charge) to income statement
Changes in deferred tax liability (asset) [abstract]
Credit/(charge) to income statement	£ 80	£ 190